Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Schwab [member]	Equity attributable to owners of parent [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period (Impact on adoption [member]) at Oct. 31, 2022				$ 112
Balance at beginning of period at Oct. 31, 2022			$ 179	73,698		$ (5,717)	$ 78	$ 12,048	$ (476)	$ 23				$ 24,363	$ (91)			$ 11,253	$ (7)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			15											71
Shares issued as a result of dividend reinvestment plan														1,418
Purchase of shares for cancellation and other														0
Purchase of shares															(4,051)				(326)
Purchase of shares and other equity instruments																		0	(326)
Sale of shares and other equity instruments																			323
Sale of shares															4,043
Net premium (discount) on sale of treasury instruments			(8)
Other			(25)
Net income attributable to equity instrument holders				4,887
Preferred dividends and distributions on other equity instruments													$ (3,500)				$ (293)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments				0
Remeasurement gain/(loss) on employee benefit plans	$ 17			17
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income				(6)
Other comprehensive income (loss)	285								286
Allowance for credit losses | IFRS 17 [member]				0	$ 0
Allowance for credit losses	(1)								(1)
Other comprehensive income (loss)										(133)
Reclassification of loss/(gain) to retained earnings										6
Other comprehensive income (loss)	(94)						(94)
Other comprehensive income (loss)	(744)							(744)
Other comprehensive income (loss)	2,100					2,100
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ 700									$ (3,268)
Balance at end of period at Apr. 30, 2023			161	74,915	4,108	(3,617)	(16)	11,304	(191)	(104)		$ 116,180		25,852	(99)	$ 11,253		11,253	(10)
Balance at beginning of period (Impact on adoption [member]) at Jan. 31, 2023				0
Balance at beginning of period at Jan. 31, 2023			185	73,612		(3,992)	(99)	10,008	(305)	32				25,094	(103)			11,253	(9)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			5											45
Shares issued as a result of dividend reinvestment plan														713
Purchase of shares for cancellation and other														0
Purchase of shares															(2,235)				(185)
Purchase of shares and other equity instruments																		0	(185)
Sale of shares and other equity instruments																			184
Sale of shares															2,239
Net premium (discount) on sale of treasury instruments			(11)
Other			(18)
Net income attributable to equity instrument holders				3,306
Preferred dividends and distributions on other equity instruments													(1,754)				(210)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments				0
Remeasurement gain/(loss) on employee benefit plans	(35)			(35)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income				(4)
Other comprehensive income (loss)	114								114
Allowance for credit losses | IFRS 17 [member]				0	0
Allowance for credit losses	0								0
Other comprehensive income (loss)										(140)
Reclassification of loss/(gain) to retained earnings										4
Other comprehensive income (loss)	83						83
Other comprehensive income (loss)	1,296							1,296
Other comprehensive income (loss)	375					375
Share of accumulated other comprehensive income (loss) from investment in Schwab		453									(3,268)
Balance at end of period at Apr. 30, 2023			161	74,915	4,108	(3,617)	(16)	11,304	(191)	(104)		116,180		25,852	(99)	11,253		11,253	(10)
Balance at beginning of period (Impact on adoption [member]) at Oct. 31, 2023				0
Balance at beginning of period at Oct. 31, 2023	112,071		155	73,008		(5,472)	(38)	12,677	(413)	(127)				25,434	(64)			10,853	(65)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			13											66
Shares issued as a result of dividend reinvestment plan														269
Purchase of shares for cancellation and other														(512)
Purchase of shares															(5,250)				(251)
Purchase of shares and other equity instruments																		350	(251)
Sale of shares and other equity instruments																			308
Sale of shares															5,290
Net premium (discount) on sale of treasury instruments			18
Other			(2)
Net income attributable to equity instrument holders				5,388
Preferred dividends and distributions on other equity instruments													(3,602)				(264)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments				(2,430)
Remeasurement gain/(loss) on employee benefit plans	(186)			(186)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income				0
Other comprehensive income (loss)	219								210
Allowance for credit losses | IFRS 17 [member]				10	(10)
Allowance for credit losses	(1)								(1)
Other comprehensive income (loss)										180
Reclassification of loss/(gain) to retained earnings										0
Other comprehensive income (loss)	0						0
Other comprehensive income (loss)	(491)							(491)
Other comprehensive income (loss)	682					682
Share of accumulated other comprehensive income (loss) from investment in Schwab		826									(3,051)
Balance at end of period at Apr. 30, 2024	111,982		184	71,904	4,166	(4,790)	(38)	12,186	(194)	53		111,982		25,257	(24)	10,503		10,503	(8)
Balance at beginning of period (Impact on adoption [member]) at Jan. 31, 2024				0
Balance at beginning of period at Jan. 31, 2024			172	72,347		(3,504)	(77)	10,550	(163)	19				25,318	(58)			10,853	(27)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			8											24
Shares issued as a result of dividend reinvestment plan														132
Purchase of shares for cancellation and other														(217)
Purchase of shares															(2,154)				(153)
Purchase of shares and other equity instruments																		350	(153)
Sale of shares and other equity instruments																			172
Sale of shares															2,188
Net premium (discount) on sale of treasury instruments			5
Other			(1)
Net income attributable to equity instrument holders				2,564
Preferred dividends and distributions on other equity instruments													$ (1,795)				$ (190)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments				(1,002)
Remeasurement gain/(loss) on employee benefit plans	(22)			(22)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income				2
Other comprehensive income (loss)	(31)								(31)
Allowance for credit losses | IFRS 17 [member]				0	0
Allowance for credit losses	0								0
Other comprehensive income (loss)										36
Reclassification of loss/(gain) to retained earnings										(2)
Other comprehensive income (loss)	39						39
Other comprehensive income (loss)	1,636							1,636
Other comprehensive income (loss)	(1,286)					(1,286)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (56)									$ (3,051)
Balance at end of period at Apr. 30, 2024	$ 111,982		$ 184	$ 71,904	$ 4,166	$ (4,790)	$ (38)	$ 12,186	$ (194)	$ 53		$ 111,982		$ 25,257	$ (24)	$ 10,503		$ 10,503	$ (8)